Operating Segments (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Net loss related to investments in nuclear decommissioning trust funds, after tax				$ (17)	$ 141	$ (325)
After-tax charge related to the impairment of gathering and processing assets	$ 164
Charge for disallowance of FERC-regulated plant, after tax		$ 89
Charge associated with asset retirement obligations for ash ponds and landfills at certain utility generation facilities				81		197
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act			$ (851)	46	(851)	0
Charges associated with equity method investments in wind-powered generation facilities					158
Charges associated with equity method investments in wind-powered generation facilities, after tax					96
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Net loss related to investments in nuclear decommissioning trust funds, after tax				2	16	6
Charge associated with asset retirement obligations for ash ponds and landfills at certain utility generation facilities				81		197
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act			(93)	21	(93)	0
Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Net loss related to investments in nuclear decommissioning trust funds, after tax				(45)	26	(24)
Charge for disallowance of FERC-regulated plant, after tax		$ 89
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act			$ (246)	(6)	(246)	0
Dominion Energy Questar Pipeline
Segment Reporting Information [Line Items]
Transaction and transition costs related to acquisition						9
Transaction and transition costs related to acquisition, after tax						8
Operating Segments
Segment Reporting Information [Line Items]
After-tax net (expenses) benefit				88	861	(180)
Benefit associated with sale of certain merchant generation facilities and equity method investments				828
Benefit associated with sale of certain merchant generation facilities and equity method investments, after tax				619
Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act					(93)
Operating Segments | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
After-tax net (expenses) benefit				(107)	(156)	(17)
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act					169
Operating Segments | Organizational Design Initiative
Segment Reporting Information [Line Items]
Organizational design initiative						59
Organizational design initiative charges, after tax						36
Operating Segments | Organizational Design Initiative | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Organizational design initiative						7
Organizational design initiative charges, after tax						4
Operating Segments | Virginia Legislation
Segment Reporting Information [Line Items]
One-time rate credit amount				215
One-time rate credit amount after tax				160
Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
After-tax net (expenses) benefit				608	389	(484)
Operating Segments | Corporate and Other | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
After-tax net (expenses) benefit				(312)	74	(173)
Operating Segments | Corporate and Other | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
After-tax net (expenses) benefit				90	389	155
Operating Segments | Gas Infrastructure
Segment Reporting Information [Line Items]
After-tax charge related to the impairment of gathering and processing assets				164
Charge related to impairment of certain gathering and processing assets				219
Benefit associated with sale of certain merchant generation facilities and equity method investments, after tax				390
Operating Segments | Gas Infrastructure | Ferc Regulated Plant
Segment Reporting Information [Line Items]
Charge for disallowance of FERC-regulated plant, after tax				88
Charge for disallowance of FERC-regulated plant				124
Operating Segments | Gas Infrastructure | Organizational Design Initiative
Segment Reporting Information [Line Items]
Organizational design initiative charges, after tax						12
Operating Segments | Power Generation
Segment Reporting Information [Line Items]
Net loss related to investments in nuclear decommissioning trust funds, after tax				(134)
Net loss related to investments in nuclear decommissioning trust funds				(170)
Benefit associated with sale of certain merchant generation facilities and equity method investments, after tax					229
Charges associated with equity method investments in wind-powered generation facilities					158
Charges associated with equity method investments in wind-powered generation facilities, after tax					96
Operating Segments | Power Generation | Organizational Design Initiative
Segment Reporting Information [Line Items]
Organizational design initiative charges, after tax						19
Operating Segments | Power Generation | Virginia Legislation
Segment Reporting Information [Line Items]
Charge associated with one-time rate credits of certain amounts to utility customers, after tax				109
Operating Segments | Power Generation | Virginia Regulation
Segment Reporting Information [Line Items]
Charge associated with asset retirement obligations for ash ponds and landfills at certain utility generation facilities				81
Charge associated with asset retirement obligations for ash ponds and landfills at certain utility generation facilities, after tax				60
Operating Segments | Power Generation | Facilities Subject to Coal Combustion Residual Final Rule
Segment Reporting Information [Line Items]
Charge associated with asset retirement obligations for ash ponds and landfills at certain utility generation facilities, after tax						122
Operating Segments | Power Generation | Facilities Subject to Coal Combustion Residual Final Rule | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Charge associated with asset retirement obligations for ash ponds and landfills at certain utility generation facilities						197
Charge associated with asset retirement obligations for ash ponds and landfills at certain utility generation facilities, after tax						121
Operating Segments | Power Delivery
Segment Reporting Information [Line Items]
Charge associated with major storm damage and service restoration				70
Charge associated with major storm damage and service restoration, after tax				52
Operating Segments | Power Delivery | Organizational Design Initiative
Segment Reporting Information [Line Items]
Organizational design initiative charges, after tax						$ 5
Operating Segments | Power Delivery | Virginia Legislation
Segment Reporting Information [Line Items]
Charge associated with one-time rate credits of certain amounts to utility customers, after tax				$ 51
Operating Segments | Remeasured Subsequent To Initial Recognition [Member]
Segment Reporting Information [Line Items]
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act					(979)
Operating Segments | Remeasured Subsequent To Initial Recognition [Member] | Gas Infrastructure
Segment Reporting Information [Line Items]
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act					(324)
Operating Segments | Remeasured Subsequent To Initial Recognition [Member] | Power Generation
Segment Reporting Information [Line Items]
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act					$ (655)